ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Information To Statements Of Comprehensive Loss
Salaries and related benefits	$ 4,413	$ 4,012	$ 4,516
Subcontractors	1,420	1,564	1,318
Laboratory materials	346	333	494
Patents	287	133	200
Share-based payment	318	264	357
Travel	43	48	14
Depreciation	201	108	99
Other	162	235	690
Less: Government grants		(32)	(10)
Research and development expenses, net	$ 7,190	$ 6,665	$ 7,678